Fair Value Measurements of Financial Instruments (Details) - Recurring - Commodity Derivatives $ in Thousands	Jun. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 item
Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Financial Instruments
Number of bank counterparties for company's commodity derivative contracts | item	7	7	7
Assets:
Total assets	$ 36,860	$ 126,709
Liabilities:
Total liabilities	2,869
Significant Other Observable Inputs (Level 2) | Swaps | Oil
Liabilities:
Total liabilities	2,869
Significant Other Observable Inputs (Level 2) | Swaps | NGL
Assets:
Total assets	27,708	106,450
Significant Other Observable Inputs (Level 2) | Swaps | Gas
Assets:
Total assets	9,152	20,259
Total
Assets:
Total assets	36,860	126,709
Liabilities:
Total liabilities	2,869
Total | Swaps | Oil
Liabilities:
Total liabilities	2,869
Total | Swaps | NGL
Assets:
Total assets	27,708	106,450
Total | Swaps | Gas
Assets:
Total assets	$ 9,152	$ 20,259